Financial Instruments - Changes in Fair Value Attributable to Changes in Bank'S Own Credit Risk for Financial Liabilities Designated at Fair Value (Detail) - Senior note liabilities [member] - CAD ($)
$ in Millions
	3 Months Ended
	Jan. 31, 2019	Oct. 31, 2018	Jan. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Contractual maturity amount	$ 10,509	$ 8,966	$ 5,013
Carrying value	9,907	8,188	5,045
Difference between carrying value and contractual maturity amount	602	778	(32)
Changes in fair value for the period attributable to changes in own credit risk recorded in other comprehensive income	30	(46)	(7)
Cumulative changes in fair value attributable to changes in own credit risk	$ (36)	$ (66)	$ (43)